Benefit Plans (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Common Shares Non-Vested as of June 30, 2011	2,250
Common Shares Vested	2,250
Common Shares Issued	10,000
Common Shares Forfeited	3,000
Common Shares Non-vested at June 30, 2012	7,000
WeightedAverageGrant-Date FairValue Non-Vested as of June 30, 2011	$ 7.10
WeightedAverageGrant-Date FairValue Vested	$ 7.10
WeightedAverageGrant-Date FairValue Issued	$ 0.84
WeightedAverageGrant-Date FairValue Forfeited	$ 0.84
WeightedAverageGrant-Date FairValue Non-vested at June 30, 2012	$ 0.84